Accrued expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued hauler expenses	$ 55,773	$ 49,607	$ 37,429
Accrued compensation	57,632	9,656	8,783
Accrued income taxes		3	61
Other accrued expenses	4,788	6,272	2,717
Accrued offering expenses	162,428	65,538	$ 48,990
Accrued Mergers transaction expenses	$ 44,235